Note 10 - Share-based Compensation (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Note 10 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number (in Shares)	398,621	1,698,124		398,621
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)	1,369,142	69,639		1,369,142
Share-based Compensation		$ 828,000	$ 13,000	$ 51,000	$ 213,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in Shares)	377,000			377,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 19.67			$ 19.67
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		1,800,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		2 years 120 days
Stock Issued During Period, Shares, New Issues (in Shares)	550,000
Stock Options - Employees And Directors [Member]
Note 10 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in Shares)	376,825			376,825	451,639
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 19.67			$ 19.67	$ 20.00
Allocated Share-based Compensation Expense				43,000	189,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	1,000			1,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition				317 days
Warrants Non-employees [Member]
Note 10 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)				0	0
Stock Options And Warrants - Nonemployees [Member]
Note 10 - Share-based Compensation (Details) [Line Items]
Allocated Share-based Compensation Expense				8,000	24,000
Issued For Consulting Services [Member]
Note 10 - Share-based Compensation (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)				355,000	0
Stock Issued During Period, Value, New Issues				550,000	0
2010 Stock Incentive Plan [Member] | Minimum [Member]
Note 10 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years		3 years
2010 Stock Incentive Plan [Member] | Maximum [Member]
Note 10 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		5 years		5 years
2010 Stock Incentive Plan [Member]
Note 10 - Share-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)	1,825,000	1,825,000		1,825,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number (in Shares)	398,621			398,621
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)	1,369,142			1,369,142
Employee Stock Purchase Plan [Member]
Note 10 - Share-based Compensation (Details) [Line Items]
Allocated Share-based Compensation Expense				$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent				85.00%
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Employee Subscription Rate	10.00%			10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period (in Shares)				0